Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.7%
	Communication Services - 3.8%
13,080	AT&T, Inc. +	$399,986
6,551	CBS Corporation - Class B	316,282
25,507	CenturyLink, Inc.	266,548
7,809	Comcast Corporation - Class A	320,169
12,679	Discovery, Inc. - Series A (a) +	345,630
3,035	Liberty Broadband Corporation - Class A (a)	295,973
5,143	Omnicom Group, Inc. +	397,862
5,737	T-Mobile US, Inc. (a)	421,325
11,503	Verizon Communications, Inc.	625,189
11,887	Viacom, Inc. - Class B	345,080
2,831	Walt Disney Company	373,805
		4,107,849
	Consumer Discretionary - 12.6%
2,546	Advance Auto Parts, Inc.	394,630
862	AutoZone, Inc. (a)	885,369
2,462	Burlington Stores, Inc. (a) +	385,500
5,140	CarMax, Inc. (a) +	402,359
705	Chipotle Mexican Grill, Inc. (a)	465,279
8,379	D.R. Horton, Inc.	358,286
3,543	Darden Restaurants, Inc.	412,122
2,867	Dollar General Corporation	364,912
4,366	Dollar Tree, Inc. (a)	443,541
1,663	Domino’s Pizza, Inc.	464,809
10,441	eBay, Inc.	375,145
3,643	Expedia Group, Inc. +	418,945
36,531	Ford Motor Company	347,775
4,836	Garmin, Ltd.	369,857
11,238	General Motors Company	374,675
4,709	Genuine Parts Company	465,720
4,499	Hasbro, Inc.	428,035
1,807	Home Depot, Inc.	343,059
5,265	Kohl’s Corporation	259,670
2,778	Lear Corporation	330,665
7,615	Lennar Corporation - Class A	378,161
13,788	LKQ Corporation (a)	353,662
2,912	McDonald’s Corporation	577,361
144	NVR, Inc. (a) +	461,026
1,198	O’Reilly Automotive, Inc. (a)	444,901
3,612	Ross Stores, Inc. +	335,880
5,552	Starbucks Corporation	422,285
5,379	Target Corporation	432,741
7,864	TJX Companies, Inc.	395,481
3,515	Tractor Supply Company	354,242
954	Ulta Beauty, Inc. (a)	318,045
8,676	Yum China Holdings, Inc.	347,127
4,797	Yum! Brands, Inc.	490,973
		13,602,238
	Consumer Staples - 13.0%
9,840	Altria Group, Inc.	482,751
9,491	Archer-Daniels-Midland Company	363,695

7,260	Brown-Forman Corporation - Class B +	362,855
6,538	Church & Dwight Company, Inc. +	486,493
2,790	Clorox Company	415,180
11,491	Coca-Cola Company	564,553
11,960	Coca-Cola European Partners plc	662,583
6,210	Colgate-Palmolive Company	432,340
11,630	Conagra Brands, Inc.	311,335
2,013	Constellation Brands, Inc. - Class A	355,194
1,477	Costco Wholesale Corporation	353,860
10,989	General Mills, Inc.	543,296
4,687	Hershey Company	618,497
12,299	Hormel Foods Corporation +	485,688
5,306	JM Smucker Company +	644,997
8,874	Kellogg Company +	466,417
3,627	Kimberly-Clark Corporation	463,857
11,779	Kraft Heinz Company +	325,689
18,017	Kroger Company	410,968
9,058	Lamb Weston Holdings, Inc.	536,687
2,728	McCormick & Company, Inc. +	425,677
6,921	Molson Coors Brewing Company - Class B +	380,517
8,824	Mondelez International, Inc. - Class A	448,700
5,092	Monster Beverage Corporation (a)	314,991
4,030	PepsiCo, Inc.	515,840
5,463	Philip Morris International, Inc.	421,361
4,555	Procter & Gamble Company	468,755
8,195	Sysco Corporation	563,980
5,442	Tyson Foods, Inc. - Class A	412,993
6,007	Walgreens Boots Alliance, Inc.	296,385
4,607	Walmart, Inc.	467,334
		14,003,468
	Energy - 2.7%
17,390	Baker Hughes, a GE Company	372,320
17,417	Cabot Oil & Gas Corporation	435,774
3,247	Chevron Corporation	369,671
4,997	Exxon Mobil Corporation	353,638
18,163	Kinder Morgan, Inc.	362,352
4,849	ONEOK, Inc. +	308,493
9,373	Schlumberger, Ltd.	325,149
14,056	Williams Companies, Inc.	370,797
		2,898,194
	Financials - 16.5%
8,041	Aflac, Inc.	412,503
4,356	Allstate Corporation	416,041
2,741	American Express Company	314,420
6,668	American International Group, Inc.	340,535
2,222	Aon plc	400,116
11,324	Arch Capital Group, Ltd. (a)	389,885
5,059	Arthur J. Gallagher & Company	425,967
11,690	Bank of America Corporation	310,954
8,354	Bank of New York Mellon Corporation	356,632
8,523	BB&T Corporation +	398,450
1,536	Berkshire Hathaway, Inc. - Class B (a)	303,237
6,498	Cboe Global Markets, Inc.	705,293
2,926	Chubb, Ltd.	427,400
4,065	Cincinnati Financial Corporation	399,346
3,623	CME Group, Inc.	696,051
4,928	Comerica, Inc.	339,145

2,584	Credicorp, Ltd.	578,299
1,187	FactSet Research Systems, Inc. +	330,223
9,474	Fidelity National Financial, Inc.	365,223
14,698	Fifth Third Bancorp	389,497
3,782	First Republic Bank/CA	366,930
9,119	Franklin Resources, Inc.	290,167
7,433	Hartford Financial Services Group, Inc.	391,422
29,665	Huntington Bancshares, Inc. +	375,262
6,230	Intercontinental Exchange, Inc.	512,168
3,391	JPMorgan Chase & Company	359,310
18,853	KeyCorporation	301,082
7,028	Loews Corporation +	360,958
2,593	M&T Bank Corporation	413,843
372	Markel Corporation (a)	393,900
2,641	MarketAxess Holdings, Inc. +	786,543
4,173	Marsh & McLennan Companies, Inc.	398,939
4,273	Nasdaq, Inc.	387,305
2,972	PNC Financial Services Group, Inc.	378,217
4,517	Progressive Corporation	358,108
23,154	Regions Financial Corporation	320,220
2,438	Reinsurance Group of America, Inc.	360,970
5,790	SunTrust Banks, Inc.	347,458
10,239	Synchrony Financial	344,338
2,682	Travelers Companies, Inc.	390,419
8,563	U.S. Bancorp	429,863
9,476	Wells Fargo & Company	420,450
2,589	Willis Towers Watson plc	454,369
7,379	Zions Bancorporation +	317,814
		17,759,272
	Health Care - 12.4%
4,204	AbbVie, Inc.	322,489
2,671	Allergan plc	325,622
4,116	AmerisourceBergen Corporation	320,472
1,928	Amgen, Inc.	321,398
1,386	Anthem, Inc.	385,280
4,716	Baxter International, Inc.	346,343
1,482	Becton Dickinson and Company	345,958
1,761	Biogen, Inc. (a)	386,169
7,440	Bristol-Myers Squibb Company	337,553
5,831	Cardinal Health, Inc. +	245,310
3,739	Celgene Corporation (a)	350,681
4,656	Cerner Corporation	325,780
2,233	Cigna Corporation	330,529
1,159	Cooper Companies, Inc.	345,139
5,954	CVS Health Corporation	311,811
2,598	Danaher Corporation	342,962
6,883	DENTSPLY SIRONA, Inc. +	370,787
3,996	Eli Lilly & Company	463,295
5,457	Gilead Sciences, Inc.	339,698
4,820	Henry Schein, Inc. (a) +	310,697
1,360	Humana, Inc.	333,010
2,968	Johnson & Johnson	389,253
2,031	Laboratory Corporation of America Holdings (a)	330,261
2,598	McKesson Corporation	317,320
4,792	Medtronic plc	443,643
5,008	Merck & Company, Inc.	396,684
9,551	Pfizer, Inc.	396,558

11,562	QIAGEN NV (a)	440,281
3,764	Quest Diagnostics, Inc. +	361,005
3,211	ResMed, Inc. +	366,439
2,810	STERIS plc +	375,641
1,793	Stryker Corporation	328,549
1,366	UnitedHealth Group, Inc.	330,299
2,869	Universal Health Services, Inc. - Class B	342,989
2,664	Varian Medical Systems, Inc. (a)	336,357
1,699	Waters Corporation (a)	341,006
1,282	WellCare Health Plans, Inc. (a)	354,076
2,705	Zimmer Biomet Holdings, Inc.	308,181
		13,319,525
	Industrials - 9.2%
3,448	Allegion plc	334,628
4,638	CH Robinson Worldwide, Inc. +	369,324
6,152	Delta Air Lines, Inc.	316,828
3,375	Dover Corporation	301,759
3,359	Equifax, Inc. +	406,103
1,901	General Dynamics Corporation	305,719
34,510	General Electric Company	325,774
2,237	Harris Corporation	418,744
2,017	Honeywell International, Inc.	331,414
2,693	Ingersoll-Rand plc	318,689
3,378	JB Hunt Transport Services, Inc. +	287,603
8,815	Johnson Controls International plc	339,554
2,816	Kansas City Southern	318,996
1,883	L3 Technologies, Inc.	455,799
1,269	Lennox International, Inc. +	335,156
1,080	Lockheed Martin Corporation	365,623
15,432	Nielsen Holdings plc	350,769
1,256	Northrop Grumman Corporation	380,882
4,686	PACCAR, Inc. +	308,433
2,035	Raytheon Company	355,108
5,976	Republic Services, Inc.	505,510
1,999	Snap-on, Inc. +	311,684
7,072	Southwest Airlines Company +	336,627
4,482	United Continental Holdings, Inc. (a)	348,028
2,361	United Technologies Corporation	298,194
2,564	Verisk Analytics, Inc.	358,960
1,335	W.W. Grainger, Inc.	349,356
4,227	Waste Management, Inc.	462,222
		9,897,486
	Information Technology - 5.9%
3,064	Broadridge Financial Solutions, Inc.	382,602
3,614	Check Point Software Technologies, Ltd. (a)	398,552
5,199	Citrix Systems, Inc.	489,330
6,268	Cognizant Technology Solutions Corporation - Class A	388,177
3,052	Fidelity National Information Services, Inc. +	367,156
3,899	Fiserv, Inc. (a) +	334,768
1,519	FleetCor Technologies, Inc. (a)	392,221
2,194	Gartner, Inc. (a) +	331,952
2,425	International Business Machines Corporation	307,951
3,060	Jack Henry & Associates, Inc. +	401,533
14,223	Juniper Networks, Inc. +	350,028
4,021	Leidos Holdings, Inc.	302,902
2,392	Motorola Solutions, Inc.	358,680
6,416	Oracle Corporation	324,650

3,909	Paychex, Inc.	335,353
4,373	QUALCOMM, Inc.	292,204
3,261	Red Hat, Inc. (a)	601,002
		6,359,061
	Materials - 5.3%
1,814	Air Products & Chemicals, Inc. +	369,312
3,027	Avery Dennison Corporation	314,990
5,392	Ball Corporation	331,015
2,112	Ecolab, Inc.	388,798
2,757	International Flavors & Fragrances, Inc. +	373,353
2,353	Linde plc	424,834
2,083	Martin Marietta Materials, Inc.	438,472
72,021	Newmont Mining Corporation	2,383,174
3,370	PPG Industries, Inc.	352,671
756	Sherwin-Williams Company	317,104
		5,693,723
	Utilities - 18.3%
23,253	AES Corporation	367,397
12,943	Alliant Energy Corporation	614,275
8,307	Ameren Corporation	609,235
9,674	American Electric Power Company, Inc.	833,125
5,114	American Water Works Company, Inc. +	577,984
5,731	Atmos Energy Corporation	583,416
20,033	CenterPoint Energy, Inc. +	569,739
12,485	CMS Energy Corporation +	700,533
8,664	Consolidated Edison, Inc.	747,703
10,000	Dominion Energy, Inc.	751,800
6,251	DTE Energy Company	784,314
10,041	Duke Energy Corporation	859,609
6,987	Edison International	414,818
7,738	Entergy Corporation	751,128
17,738	Evergy, Inc.	1,031,286
10,047	Eversource Energy	741,870
13,660	Exelon Corporation	656,773
15,602	FirstEnergy Corporation	643,426
3,623	NextEra Energy, Inc.	718,115
27,312	NiSource, Inc. +	760,639
9,669	NRG Energy, Inc.	329,133
7,276	Pinnacle West Capital Corporation	683,289
20,735	PPL Corporation +	617,074
11,994	Public Service Enterprise Group, Inc.	704,767
4,579	Sempra Energy +	601,910
12,825	Southern Company	686,138
10,590	UGI Corporation	546,550
17,117	Vistra Energy Corporation	403,277
9,258	WEC Energy Group, Inc. +	745,732
12,249	Xcel Energy, Inc. +	702,358
		19,737,413
	TOTAL COMMON STOCKS (Cost $100,281,847)	107,378,229

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
140,014	Invesco Government & Agency Portfolio - Institutional Class, 2.30%*	140,014
	TOTAL SHORT-TERM INVESTMENTS (Cost $140,014)	140,014

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.7%
	Private Funds - 15.7%

16,958,526	Mount Vernon Liquid Assets Portfolio, LLC, 2.57%*	16,958,526
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ^ (Cost $16,958,526)	16,958,526

	Total Investments (Cost $117,380,387) - 115.5%	124,476,769
	Liabilities in Excess of Other Assets - (15.5)%	(16,739,431)
	TOTAL NET ASSETS - 100.0%	$107,737,338

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	+ All or a portion of this security is on loan as of May 31, 2019. The total value of securities on loan is $16,562,644.
	* Rate shown is the annualized seven-day yield as of May 31, 2019.
	^ Investments purchased with cash proceeds from securities lending collateral. As of May 31, 2019, total cash collateral has a value of $16,958,526.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

Nationwide Risk-Based U.S. Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$107,378,229	$-	$-	$107,378,229
Short-Term Investments	140,014	-	-	140,014
Investments Purchased with Proceeds from Securities Lending	-	16,958,526	-	16,958,526
Total Investments in Securities	$107,518,243	$16,958,526	$-	$124,476,769

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Nationwide Risk-Based International Equity ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.1%
	AUSTRALIA - 5.9%
	Communication Services - 0.5%
206,646	Telstra Corporation, Ltd.	$522,589
	Consumer Staples - 1.1%
23,350	Wesfarmers, Ltd.	599,398
27,895	Woolworths Group, Ltd.	606,291
		1,205,689
	Financials - 2.0%
9,290	ASX, Ltd.	487,573
7,828	Commonwealth Bank of Australia	425,810
91,571	Insurance Australia Group, Ltd.	485,355
23,970	National Australia Bank, Ltd.	439,937
53,938	Suncorp Group, Ltd.	486,945
		2,325,620
	Health Care - 0.4%
3,306	CSL, Ltd.	470,689
	Industrials - 0.4%
57,115	Brambles, Ltd.	479,220
	Materials - 1.2%
71,907	Amcor, Ltd.	821,048
29,418	Newcrest Mining, Ltd.	554,603
		1,375,651
	Utilities - 0.3%
27,620	AGL Energy, Ltd.	393,256
		6,772,714
	AUSTRIA - 0.3%
	Utilities - 0.3%
6,745	Verbund AG	336,731
		336,731
	BELGIUM - 2.0%
	Communication Services - 0.4%
14,621	Proximus SADP	422,803
	Consumer Staples - 0.9%
3,966	Anheuser-Busch InBev SA/NV	320,902
10,146	Colruyt SA +	752,093
		1,072,995
	Financials - 0.3%
7,567	Ageas	368,324
	Health Care - 0.4%
5,475	UCB SA	417,803
		2,281,925
	CHINA - 2.3%
	Energy - 0.7%
550,000	China Petroleum & Chemical Corporation - H-Shares	366,173
682,000	PetroChina Company, Ltd. - H-Shares	380,989
		747,162
	Financials - 1.6%
1,112,000	Agricultural Bank of China, Ltd. - H-Shares	476,538
1,151,000	Bank of China, Ltd. - H-Shares	477,103
514,000	China Construction Bank Corporation - H-Shares	406,451
46,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	508,077
		1,868,169
		2,615,331

	CURACAO - 0.3%
	Financials - 0.3%
2,621	HAL Trust	375,605
		375,605
	DENMARK - 3.2%
	Consumer Discretionary - 0.5%
15,104	Pandora AS	559,646
	Consumer Staples - 0.4%
3,572	Carlsberg AS - Series B	469,391
	Health Care - 1.2%
4,736	Coloplast AS - Series B	503,619
9,436	GN Store Nord AS	443,268
9,269	Novo Nordisk AS - Series B	435,285
		1,382,172
	Industrials - 0.3%
11,127	ISS AS	312,411
	Materials - 0.3%
3,501	Chr Hansen Holding AS	364,559
	Utilities - 0.5%
6,787	Orsted AS	539,618
		3,627,797
	FINLAND - 1.1%
	Energy - 0.4%
12,007	Neste Oyj	404,881
	Financials - 0.4%
10,379	Sampo Oyj - Series A	448,294
	Industrials - 0.3%
6,643	Kone Oyj - Series B	361,324
		1,214,499
	FRANCE - 6.2%
	Communication Services - 0.7%
28,154	Orange SA +	440,485
13,324	Vivendi SA	358,274
		798,759
	Consumer Discretionary - 1.3%
9,706	Accor SA +	357,358
3,445	EssilorLuxottica SA	395,988
530	Hermes International	351,294
3,433	Sodexo SA	394,035
		1,498,675
	Consumer Staples - 1.5%
18,825	Carrefour SA	353,265
6,432	Danone SA	511,762
1,532	L’Oreal SA	410,409
2,771	Pernod Ricard SA	487,267
		1,762,703
	Financials - 0.3%
14,900	AXA SA	366,614
	Health Care - 0.4%
5,771	Sanofi	464,571
	Industrials - 0.7%
3,735	Thales SA	410,219
3,552	Vinci SA +	350,141
		760,360
	Materials - 0.4%
3,366	Air Liquide SA	418,228
	Utilities - 0.9%
26,068	Electricite de France SA	364,856
24,072	Engie SA +	333,968

16,965	Veolia Environnement SA	391,523
		1,090,347
		7,160,257
	GERMANY - 10.2%
	Communication Services - 0.5%
30,589	Deutsche Telekom AG	515,055
	Consumer Discretionary - 1.4%
1,624	adidas AG	463,648
5,731	Bayerische Motoren Werke AG	396,083
707	Puma SE	410,075
9,812	Zalando SE (a)	388,596
		1,658,402
	Consumer Staples - 0.7%
6,695	Beiersdorf AG +	768,815
	Financials - 1.8%
1,791	Allianz SE	396,887
4,808	Deutsche Boerse AG	663,030
3,092	Hannover Rueck SE	462,398
2,109	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	507,873
		2,030,188
	Health Care - 1.0%
7,194	Fresenius SE & Company KGaA	364,037
3,867	Merck KGaA	372,574
10,802	Siemens Healthineers AG	419,499
		1,156,110
	Industrials - 0.9%
12,525	Deutsche Post AG	368,194
2,715	HOCHTIEF AG	322,516
3,451	Siemens AG	390,102
		1,080,812
	Information Technology - 0.4%
3,495	SAP SE	430,050
	Materials - 0.3%
4,161	Symrise AG	388,845
	Real Estate - 2.0%
17,424	Deutsche Wohnen SE	820,348
5,429	LEG Immobilien AG	646,727
16,300	Vonovia SE	852,981
		2,320,056
	Utilities - 1.2%
52,498	E.ON SE	546,931
17,325	RWE AG	431,687
13,070	Uniper SE	365,718
		1,344,336
		11,692,669
	HONG KONG - 1.4%
	Industrials - 0.7%
12,300	Jardine Matheson Holdings, Ltd.	789,414
	Real Estate - 0.7%
131,400	Hongkong Land Holdings, Ltd.	856,728
		1,646,142
	IRELAND - 1.1%
	Consumer Staples - 1.1%
34,017	Glanbia plc +	565,194
5,810	Kerry Group plc - Series A	670,101
		1,235,295
		1,235,295

	ITALY - 2.5%
	Communication Services - 0.3%
625,158	Telecom Italia SpA/Milano (a)	306,386
	Consumer Staples - 0.3%
39,214	Davide Campari-Milano SpA	382,142
	Financials - 0.3%
20,518	Assicurazioni Generali SpA	359,313
	Industrials - 0.4%
16,815	Atlantia SpA	420,853
	Utilities - 1.2%
75,535	Enel SpA	468,843
87,316	Snam SpA	438,244
83,628	Terna Rete Elettrica Nazionale SpA	509,384
		1,416,471
		2,885,165
	JAPAN - 30.5%
	Communication Services - 2.8%
14,800	Dentsu, Inc.	483,905
35,900	KDDI Corporation	922,009
17,000	Nippon Telegraph & Telephone Corporation	761,889
43,800	NTT DOCOMO, Inc.	1,006,704
		3,174,507
	Consumer Discretionary - 4.5%
12,800	Bandai Namco Holdings, Inc.	629,537
14,000	Bridgestone Corporation	523,380
1,100	Fast Retailing Company, Ltd.	635,939
70,600	Nissan Motor Company, Ltd.	477,668
5,100	Oriental Land Company, Ltd.	622,381
38,000	Sekisui House, Ltd.	609,505
3,300	Shimano, Inc.	505,752
14,000	Suzuki Motor Corporation	665,088
8,400	Toyota Motor Corporation	493,904
		5,163,154
	Consumer Staples - 3.1%
25,500	Aeon Company, Ltd.	440,951
31,300	Ajinomoto Company, Inc.	532,453
10,200	Asahi Group Holdings, Ltd.	448,772
27,400	Japan Tobacco, Inc.	629,008
7,100	MEIJI Holdings Company, Ltd.	497,638
17,800	Seven & i Holdings Company, Ltd.	601,011
15,600	Unicharm Corporation	468,251
		3,618,084
	Financials - 4.2%
85,300	Japan Post Holdings Company, Ltd.	944,331
108,700	Mitsubishi UFJ Financial Group, Inc.	501,677
503,200	Mizuho Financial Group, Inc.	712,336
20,800	MS&AD Insurance Group Holdings, Inc.	660,159
31,900	ORIX Corporation	450,992
13,500	Sompo Holdings, Inc.	511,278
15,100	Sumitomo Mitsui Financial Group, Inc.	526,118
9,600	Tokio Marine Holdings, Inc.	477,546
		4,784,437
	Health Care - 2.3%
8,000	Chugai Pharmacuetical Company, Ltd.	533,456
6,500	Hoya Corporation	452,471
66,000	Olympus Corporation	781,119
12,000	Otsuka Holdings Company, Ltd.	402,966
14,712	Takeda Pharmaceutical Company, Ltd.	497,152
		2,667,164

	Industrials - 7.9%
20,000	ANA Holdings, Inc.	669,767
2,500	Central Japan Railway Company	521,414
6,000	East Japan Railway Company	569,744
11,400	Hankyu Hanshin Holdings, Inc.	410,537
29,300	ITOCHU Corporation	539,449
24,800	Japan Airlines Company, Ltd.	779,576
14,100	Kintetsu Group Holdings Company, Ltd.	675,293
20,300	Mitsubishi Corporation	529,679
16,300	Mitsubishi Heavy Industries, Ltd.	715,053
21,100	Odakyu Electric Railway Company, Ltd.	520,820
7,700	Secom Company, Ltd.	658,764
11,700	Taisei Corporation	427,267
28,600	Tokyu Corporation	507,332
17,300	Toshiba Corporation	549,712
7,000	West Japan Railway Company	548,008
23,600	Yamato Holdings Company, Ltd.	478,412
		9,100,827
	Information Technology - 2.2%
23,700	Canon, Inc.	669,035
12,000	FUJIFILM Holdings Corporation	574,607
8,200	Fujitsu, Ltd.	555,478
19,400	NEC Corporation	719,180
		2,518,300
	Real Estate - 1.4%
4,200	Daito Trust Construction Company, Ltd.	546,783
24,900	Mitsubishi Estate Company, Ltd.	457,981
14,900	Sumitomo Realty & Development Company, Ltd.	549,890
		1,554,654
	Utilities - 2.1%
29,400	Chubu Electric Power Company, Inc.	401,161
35,800	Kansai Electric Power Company, Inc.	417,268
30,000	Osaka Gas Company, Ltd.	532,443
76,100	Tokyo Electric Power Company Holdings, Inc. (a)	391,101
28,500	Tokyo Gas Company, Ltd.	708,071
		2,450,044
		35,031,171
	LUXEMBOURG - 0.4%
	Real Estate - 0.4%
56,707	Aroundtown SA	480,384
		480,384
	NETHERLANDS - 2.5%
	Communication Services - 0.3%
130,661	Koninklijke KPN NV	398,660
	Consumer Staples - 1.2%
4,140	Heineken Holding NV	408,750
4,015	Heineken NV	420,658
22,145	Koninklijke Ahold Delhaize NV	496,879
		1,326,287
	Energy - 0.3%
11,738	Royal Dutch Shell plc - Class A	364,094
	Industrials - 0.4%
6,169	Wolters Kluwer NV	429,929
	Materials - 0.3%
4,551	Akzo Nobel NV	382,994
		2,901,964
	NORWAY - 1.2%
	Communication Services - 0.4%
20,885	Telenor ASA	429,450
	Consumer Staples - 0.5%
24,797	Mowi ASA	575,044

	Financials - 0.3%
19,075	DNB ASA	323,373
		1,327,867
	PORTUGAL - 1.2%
	Communication Services - 0.4%
68,221	NOS SGPS SA	429,907
	Consumer Staples - 0.4%
27,788	Jeronimo Martins SGPS SA	421,908
	Utilities - 0.4%
139,769	EDP - Energias de Portugal SA	507,597
		1,359,412
	SINGAPORE - 1.9%
	Communication Services - 0.6%
291,200	Singapore Telecommunications, Ltd.	677,037
	Consumer Staples - 0.5%
251,800	Wilmar International, Ltd.	601,898
	Financials - 0.4%
24,400	United Overseas Bank, Ltd.	416,609
	Real Estate - 0.4%
193,500	CapitaLand, Ltd.	452,697
		2,148,241
	SPAIN - 3.5%
	Communication Services - 0.3%
47,278	Telefonica SA	378,169
	Consumer Discretionary - 0.3%
13,855	Industria de Diseno Textil SA	371,317
	Health Care - 0.3%
12,876	Grifols SA	329,727
	Industrials - 0.7%
2,309	Aena SME SA	424,295
16,492	Ferrovial SA +	393,104
		817,399
	Utilities - 1.9%
22,214	Endesa SA	552,268
53,547	Iberdrola SA	496,099
15,810	Naturgy Energy Group SA	449,786
29,503	Red Electrica Corporation SA	625,645
		2,123,798
		4,020,410
	SWEDEN - 2.7%
	Communication Services - 0.4%
115,393	Telia Company AB	481,835
	Consumer Discretionary - 0.3%
20,738	Hennes & Mauritz AB - Series B	309,418
	Consumer Staples - 0.5%
11,102	Swedish Match AB	500,670
	Financials - 0.9%
37,592	Skandinaviska Enskilda Banken AB - Series A	332,819
34,898	Svenska Handelsbanken AB - Series A	342,922
24,185	Swedbank AB - Series A	345,348
		1,021,089
	Industrials - 0.3%
19,332	Assa Abloy AB - Series B	376,191
	Information Technology - 0.3%
39,055	Telefonaktiebolaget LM Ericsson - Series B	375,399
		3,064,602
	SWITZERLAND - 4.9%
	Consumer Staples - 1.2%
10	Chocoladefabriken Lindt & Spruengli AG	745,638
6,781	Nestle SA	671,122
		1,416,760

	Financials - 1.6%
481	Partners Group Holding AG	336,176
994	Swiss Life Holding AG	450,331
5,525	Swiss Re AG	521,822
1,498	Zurich Insurance Group AG	483,721
		1,792,050
	Health Care - 0.8%
5,360	Novartis AG	458,812
1,937	Roche Holding AG	506,661
		965,473
	Industrials - 0.8%
1,049	Geberit AG	460,857
170	SGS SA	428,444
		889,301
	Materials - 0.5%
202	Givaudan SA	532,387
		5,595,971
	UNITED KINGDOM - 13.8%
	Communication Services - 1.4%
177,478	BT Group plc	433,427
41,408	Informa plc	405,312
40,656	Pearson plc	403,280
194,418	Vodafone Group plc	317,136
		1,559,155
	Consumer Discretionary - 2.2%
38,357	Compass Group plc	865,619
6,028	InterContinental Hotels Group plc	387,862
129,696	Kingfisher plc +	349,659
5,633	Next plc	409,092
8,359	Whitbread plc	487,801
		2,500,033
	Consumer Staples - 3.4%
12,326	Associated British Foods plc	383,420
13,072	British American Tobacco plc	454,736
13,967	Diageo plc	585,420
22,911	Imperial Brands plc	552,994
5,751	Reckitt Benckiser Group plc	460,138
161,569	Tesco plc	461,044
9,851	Unilever plc	600,571
184,369	Wm Morrison Supermarkets plc +	457,437
		3,955,760
	Energy - 0.3%
55,854	BP plc	380,221
	Financials - 1.4%
49,943	HSBC Holdings plc	406,078
494,626	Lloyds Banking Group plc	356,974
6,098	London Stock Exchange Group plc	406,123
61,894	RSA Insurance Group plc	431,089
		1,600,264
	Health Care - 1.3%
8,128	AstraZeneca plc	597,563
26,835	GlaxoSmithKline plc	516,474
21,230	Smith & Nephew plc	445,257
		1,559,294
	Industrials - 2.2%
67,592	BAE Systems plc	385,412
18,292	Bunzl plc	487,618

12,626	Experian plc		379,862
54,398	International Consolidated Airlines Group SA		309,288
3,600	International Consolidated Airlines Group SA - ADR		40,500
5,746	Intertek Group plc		383,549
21,190	RELX plc		492,092
			2,478,321
	Utilities - 1.6%
359,671	Centrica plc		423,953
48,204	National Grid plc +		481,675
32,888	SSE plc		447,060
45,031	United Utilities Group plc		452,580
			1,805,268
			15,838,316
	TOTAL COMMON STOCKS (Cost $114,875,924)		113,612,468

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
336,386	Invesco Government & Agency Portfolio - Institutional Class, 2.30% *		336,386
	TOTAL SHORT-TERM INVESTMENTS (Cost $336,386)		336,386

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.3%
	Repurchase Agreements - 4.3%
$ 340,703	Bank of America Securities, Inc. - 2.48%, dated 5/31/2019, matures 6/03/2019, repurchase price $340,726 (collateralized by various U.S. government obligations: Total Value $347,517)		340,703
1,150,330	Citigroup Global Markets, Inc. - 2.50%, dated 5/31/2019, matures 6/03/2019, repurchase price $1,150,409 (collateralized by various U.S. government obligations: Total Value $1,173,337)		1,150,330
1,150,330	Morgan Stanley & Company, Inc. - 2.51%, dated 5/31/2019, matures 6/03/2019, repurchase price $1,150,409 (collateralized by various U.S. government obligations: Total Value $1,173,337)		1,150,330
1,150,330	Nomura Securities International, Inc. - 2.50%, dated 5/31/2019, matures 6/03/2019, repurchase price $1,150,409 (collateralized by various U.S. government obligations: Total Value $1,173,337)		1,150,330
1,150,330	RBC Dominion Securities, Inc. - 2.50%, dated 5/31/2019, matures 6/03/2019, repurchase price $1,150,409 (collateralized by various U.S. government obligations: Total Value $1,173,337)		1,150,330
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ^ (Cost $4,942,023)		4,942,023

	Total Investments (Cost $120,154,333) - 103.7%		118,890,877
	Liabilities in Excess of Other Assets - (3.7)%		(4,235,378)
	TOTAL NET ASSETS - 100.0%		$114,655,499

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	+	All or a portion of this security is on loan as of May 31, 2019. The total value of securities on loan is $4,203,427.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of May 31, 2019.
	^	Investments purchased with cash proceeds from securities lending collateral. As of May 31, 2019, total cash collateral has a value of $4,942,023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2019:

Nationwide Risk-Based International Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$113,612,468	$-	$-	$113,612,468
Short-Term Investments	336,386	-	-	336,386
Investments Purchased with Proceeds from Securities Lending	-	4,942,023	-	4,942,023
Total Investments in Securities	$113,948,854	$4,942,023	$-	$118,890,877

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.7%
	Communication Services - 9.5%
3,035	Activision Blizzard, Inc.	$131,628
1,409	Altice USA, Inc. - Class A (a)	33,097
28,657	AT&T, Inc. +	876,331
1,313	CBS Corporation - Class B	63,392
4,318	CenturyLink, Inc. +	45,123
649	Charter Communications, Inc. - Class A (a) +	244,544
18,076	Comcast Corporation - Class A	741,117
6,942	Discovery, Inc. - Class C (a)	177,993
892	DISH Network Corporation - Class A (a) +	32,210
1,186	Electronic Arts, Inc. (a)	110,393
8,643	Facebook, Inc. - Class A (a)	1,533,872
310	IAC/InterActiveCorporation (a)	68,464
1,537	Interpublic Group of Companies, Inc.	32,615
596	Liberty Broadband Corporation - Class C (a)	58,497
2,002	Liberty Global plc - Class C (a)	48,528
795	Liberty Media Corporation-Liberty Formula One - Class C (a)	29,677
656	Liberty Media Corporation-Liberty SiriusXM - Class C (a)	23,708
1,021	Netflix, Inc. (a)	350,489
894	Omnicom Group, Inc. +	69,160
6,295	Sirius XM Holdings, Inc. +	33,426
52,112	Snap, Inc. - Class A (a)	619,612
451	Take-Two Interactive Software, Inc. (a)	48,776
1,729	TripAdvisor, Inc. (a)	73,085
36,218	Twitter, Inc. (a)	1,319,784
19,167	Verizon Communications, Inc.	1,041,727
28,399	Viacom, Inc. - Class B	824,422
5,997	Walt Disney Company	791,844
		9,423,514
	Consumer Discretionary - 18.4%
5,466	Advance Auto Parts, Inc.	847,230
475	Amazon.com, Inc. (a)	843,159
1,041	Aptiv plc	66,666
974	Aramark	33,885
336	Autoliv, Inc.	20,688
1,270	AutoZone, Inc. (a)	1,304,429
6,669	Best Buy Company, Inc.	417,946
188	Booking Holdings, Inc. (a)	311,369
828	BorgWarner, Inc.	29,377
229	Bright Horizons Family Solutions, Inc. (a)	31,387
269	Burlington Stores, Inc. (a) +	42,120
2,352	Caesars Entertainment Corporation (a) +	20,674
11,596	Capri Holdings, Ltd. (a)	376,638
681	CarMax, Inc. (a) +	53,309
1,165	Carnival Corporation +	59,636
2,219	Chipotle Mexican Grill, Inc. (a)	1,464,474
1,405	D.R. Horton, Inc.	60,078
498	Darden Restaurants, Inc.	57,927
4,066	Dollar General Corporation	517,520
3,744	Dollar Tree, Inc. (a)	380,353

168	Domino’s Pizza, Inc.	46,956
333	Dunkin’ Brands Group, Inc.	24,715
3,492	eBay, Inc.	125,468
457	Etsy, Inc. (a)	28,476
4,220	Expedia Group, Inc. +	485,300
216	Five Below, Inc. (a)	27,806
8,991	Foot Locker, Inc. +	353,796
15,618	Ford Motor Company	148,683
19,015	Gap, Inc. +	355,200
520	Garmin, Ltd.	39,770
4,973	General Motors Company	165,800
1,043	Gentex Corporation	22,278
575	Genuine Parts Company	56,867
7,286	GrubHub, Inc. (a) +	474,683
16,465	H&R Block, Inc. +	432,206
4,930	Hanesbrands, Inc. +	73,211
651	Harley-Davidson, Inc.	21,301
3,992	Hasbro, Inc.	379,799
238	Hilton Worldwide Holdings, Inc.	21,287
2,142	Kohl’s Corporation	105,643
187	Kontoor Brands, Inc. (a)	5,475
12,758	L Brands, Inc. +	286,545
585	Las Vegas Sands Corporation	32,175
250	Lear Corporation	29,758
518	Leggett & Platt, Inc.	18,394
1,134	Lennar Corporation - Class A	56,314
1,188	LKQ Corporation (a)	30,472
1,300	Lowe’s Companies, Inc.	121,264
5,412	Lululemon Athletica, Inc. (a)	896,172
19,936	Macy’s, Inc. +	410,084
3,384	McDonald’s Corporation	670,946
166	MercadoLibre, Inc. (a)	94,706
246	Mohawk Industries, Inc. (a) +	33,345
29,162	Newell Brands, Inc. +	391,354
4,311	NIKE, Inc. - Class B	332,551
5,161	Nordstrom, Inc.	161,539
50	NVR, Inc. (a) +	160,079
313	O’Reilly Automotive, Inc. (a)	116,239
228	Polaris Industries, Inc.	18,213
156	Pool Corporation	28,046
1,029	PulteGroup, Inc.	31,899
303	PVH Corporation	25,813
1,446	Qurate Retail, Inc. (a)	18,118
202	Ralph Lauren Corporation	21,236
1,461	Ross Stores, Inc. +	135,858
704	Service Corporation International	30,884
2,385	ServiceMaster Global Holdings, Inc. (a) +	128,790
4,847	Starbucks Corporation	368,663
1,164	Tapestry, Inc.	33,244
2,099	Target Corporation	168,865
2,344	Tesla, Inc. (a) +	434,015
1,381	Tiffany & Company +	123,061
4,592	TJX Companies, Inc.	230,932
487	Tractor Supply Company	49,080
2,466	Ulta Beauty, Inc. (a)	822,115
1,308	V.F. Corporation	107,099

161	Vail Resorts, Inc.	34,633
229	Wayfair, Inc. - Class A (a) +	32,978
253	Whirlpool Corporation	29,065
386	Wyndham Hotels & Resorts, Inc.	20,589
6,325	Wynn Resorts, Ltd.	678,862
7,983	Yum China Holdings, Inc.	319,400
1,235	Yum! Brands, Inc.	126,402
		18,193,382
	Consumer Staples - 13.1%
1,207	Brown-Forman Corporation - Class B +	60,326
10,423	Bunge, Ltd.	545,019
15,334	Campbell Soup Company +	556,778
4,617	Church & Dwight Company, Inc. +	343,551
7,156	Clorox Company +	1,064,884
15,487	Coca-Cola Company	760,876
4,672	Coca-Cola European Partners plc	258,829
4,127	Colgate-Palmolive Company	287,322
7,365	Conagra Brands, Inc.	197,161
1,668	Constellation Brands, Inc. - Class A	294,319
1,747	Costco Wholesale Corporation	418,546
871	Estee Lauder Companies, Inc. - Class A	140,257
12,092	General Mills, Inc.	597,828
3,142	Hershey Company	414,618
1,110	Hormel Foods Corporation +	43,834
264	Ingredion, Inc.	20,106
7,766	JM Smucker Company	944,035
6,355	Kellogg Company +	334,019
2,491	Kimberly-Clark Corporation	318,574
13,542	Kraft Heinz Company +	374,436
50,448	Kroger Company	1,150,719
4,220	Lamb Weston Holdings, Inc.	250,035
730	McCormick & Company, Inc. +	113,909
3,797	Molson Coors Brewing Company - Class B +	208,759
5,719	Mondelez International, Inc. - Class A	290,811
1,621	Monster Beverage Corporation (a)	100,275
5,643	PepsiCo, Inc.	722,304
252	Post Holdings, Inc. (a)	26,485
10,594	Procter & Gamble Company	1,090,229
1,951	Sysco Corporation	134,268
8,986	Tyson Foods, Inc. - Class A	681,948
875	US Foods Holding Corporation (a)	30,240
3,203	Walgreens Boots Alliance, Inc.	158,036
		12,933,336
	Energy - 2.4%
1,489	Anadarko Petroleum Corporation	104,781
1,522	Apache Corporation	39,679
9,452	Baker Hughes, a GE Company	202,367
3,728	Cabot Oil & Gas Corporation	93,275
931	Cheniere Energy, Inc. (a)	58,821
2,360	Chevron Corporation	268,686
376	Cimarex Energy Company +	21,503
796	Concho Resources, Inc.	78,016
4,500	ConocoPhillips	265,320
656	Diamondback Energy, Inc.	64,327
2,325	EOG Resources, Inc.	190,371
3,256	Halliburton Company	69,320

427	Helmerich & Payne, Inc. +	20,885
634	HollyFrontier Corporation	24,079
2,405	Kinder Morgan, Inc.	47,980
3,286	Marathon Oil Corporation	43,211
1,539	National Oilwell Varco, Inc. +	32,088
946	Noble Energy, Inc. +	20,244
3,003	Occidental Petroleum Corporation	149,459
1,647	ONEOK, Inc. +	104,782
1,077	Parsley Energy, Inc. - Class A (a)	19,203
680	Pioneer Natural Resources Company	96,533
5,574	Schlumberger, Ltd.	193,362
4,868	Williams Companies, Inc.	128,418
		2,336,710
	Financials - 9.4%
3,007	Aflac, Inc.	154,259
26,192	AGNC Investment Corporation +	429,549
58	Alleghany Corporation (a)	38,471
1,300	Allstate Corporation	124,163
836	Ally Financial, Inc.	24,135
707	American Express Company	81,100
267	American Financial Group, Inc.	26,219
3,496	American International Group, Inc.	178,541
98,045	Annaly Capital Management, Inc.	863,776
950	Aon plc	171,067
1,558	Arch Capital Group, Ltd. (a)	53,642
729	Arthur J. Gallagher & Company	61,382
636	Athene Holding, Ltd. - Class A (a)	25,853
3,211	Bank of America Corporation	85,413
3,406	Bank of New York Mellon Corporation	145,402
3,051	BB&T Corporation +	142,634
940	Brown & Brown, Inc.	29,676
161	Capital One Financial Corporation	13,825
8,902	Cboe Global Markets, Inc.	966,223
1,709	Chubb, Ltd.	249,633
623	Cincinnati Financial Corporation	61,204
402	CIT Group, Inc.	19,111
688	Citigroup, Inc.	42,759
1,845	Citizens Financial Group, Inc.	60,110
1,472	CME Group, Inc.	282,801
637	Comerica, Inc.	43,838
402	Commerce Bancshares, Inc./MO	23,047
230	Cullen/Frost Bankers, Inc.	20,992
581	East West Bancorp, Inc.	24,820
2,295	Everest Re Group, Ltd.	568,379
151	FactSet Research Systems, Inc. +	42,008
1,061	Fidelity National Financial, Inc.	40,902
2,758	Fifth Third Bancorp	73,087
432	First American Financial Corporation	22,313
1,259	First Horizon National Corporation	16,883
664	First Republic Bank/CA	64,421
1,168	Franklin Resources, Inc.	37,166
128	Goldman Sachs Group, Inc.	23,359
1,440	Hartford Financial Services Group, Inc.	75,830
4,166	Huntington Bancshares, Inc. +	52,700
2,244	Intercontinental Exchange, Inc.	184,479
1,573	Invesco, Ltd.	30,736

548	JPMorgan Chase & Company	58,066
4,086	KeyCorporation	65,253
1,032	Loews Corporation	53,004
333	LPL Financial Holdings, Inc.	26,713
532	M&T Bank Corporation	84,907
59	Markel Corporation (a)	62,473
3,218	MarketAxess Holdings, Inc. +	958,385
2,031	Marsh & McLennan Companies, Inc.	194,164
2,966	MetLife, Inc.	137,059
466	Nasdaq, Inc.	42,238
1,142	Old Republic International Corporation	25,181
491	PacWest Bancorp	17,843
1,510	People’s United Financial, Inc. +	23,209
1,679	PNC Financial Services Group, Inc.	213,671
1,114	Principal Financial Group, Inc.	57,449
2,336	Progressive Corporation	185,198
4,081	Regions Financial Corporation	56,440
251	Reinsurance Group of America, Inc.	37,163
545	RenaissanceRe Holdings, Ltd.	95,070
211	Signature Bank	24,170
1,045	State Street Corporation	57,736
95	SVB Financial Group (a)	19,133
2,769	Synchrony Financial	93,122
638	Synovus Financial Corporation	20,390
1,114	TD Ameritrade Holding Corporation +	55,422
219	Torchmark Corporation	18,727
1,032	Travelers Companies, Inc.	150,228
4,166	U.S. Bancorp	209,133
859	Unum Group	27,050
8,900	Wells Fargo & Company	394,894
520	Willis Towers Watson plc	91,260
567	WR Berkley Corporation	35,267
747	Zions Bancorporation +	32,173
		9,298,099
	Health Care - 16.0%
6,046	AbbVie, Inc.	463,789
619	Alkermes plc (a)	13,333
1,333	Allergan plc	162,506
7,082	Alnylam Pharmaceuticals, Inc. (a)	478,177
617	AmerisourceBergen Corporation	48,040
1,030	Anthem, Inc.	286,319
221	Baxter International, Inc.	16,230
750	Becton Dickinson and Company	175,080
790	Biogen, Inc. (a)	173,239
84	Bio-Rad Laboratories, Inc. - Class A (a)	24,102
152	Bio-Techne Corporation	30,104
218	Bluebird Bio, Inc. (a) +	26,143
12,237	Bristol-Myers Squibb Company	555,193
1,196	Cardinal Health, Inc. +	50,316
583	Catalent, Inc. (a) +	26,527
1,615	Centene Corporation (a)	93,266
1,252	Cerner Corporation (a) +	87,602
1,528	Cigna Corporation	226,175
199	Cooper Companies, Inc.	59,260
5,192	CVS Health Corporation	271,905
503	DaVita, Inc. (a)	21,840

10,047	DENTSPLY SIRONA, Inc.	541,232
7,101	DexCom, Inc. (a)	861,351
830	Edwards Lifesciences Corporation (a)	141,681
3,691	Eli Lilly & Company	427,935
379	Encompass Health Corporation	22,331
5,329	Exact Sciences Corporation (a)	552,243
15,149	Exelixis, Inc. (a) +	296,769
5,134	Gilead Sciences, Inc.	319,592
1,084	HCA Healthcare, Inc.	131,121
601	Henry Schein, Inc. (a) +	38,740
793	Hologic, Inc. (a)	34,900
3,598	Humana, Inc.	881,006
219	ICON plc (a)	31,002
719	Incyte Corporation (a)	56,535
458	Intuitive Surgical, Inc. (a)	212,901
1,886	Ionis Pharmaceuticals, Inc. (a) +	123,722
405	IQVIA Holdings, Inc. (a)	55,019
3,251	Jazz Pharmaceuticals plc (a)	408,163
7,915	Johnson & Johnson	1,038,053
404	Laboratory Corporation of America Holdings (a)	65,694
198	Masimo Corporation (a)	25,887
772	McKesson Corporation	94,292
4,709	Medtronic plc	435,959
10,463	Merck & Company, Inc.	828,774
2,983	Molina Healthcare, Inc. (a)	424,362
2,063	Mylan NV (a)	34,658
13,790	Nektar Therapeutics (a) +	431,903
5,812	Neurocrine Biosciences, Inc. (a)	492,741
6,122	Perrigo Company plc +	257,246
20,157	Pfizer, Inc.	836,919
536	Quest Diagnostics, Inc. +	51,408
329	Regeneron Pharmaceuticals, Inc. (a)	99,266
569	ResMed, Inc. +	64,934
3,701	Sage Therapeutics, Inc. (a) +	636,090
1,912	Sarepta Therapeutics, Inc. (a) +	217,681
414	Stryker Corporation	75,861
186	Teleflex, Inc.	53,624
3,065	UnitedHealth Group, Inc.	741,117
1,229	Universal Health Services, Inc. - Class B	146,927
362	Varian Medical Systems, Inc. (a)	45,706
276	Vertex Pharmaceuticals, Inc. (a)	45,866
291	Waters Corporation (a) +	58,406
202	WellCare Health Plans, Inc. (a)	55,790
296	West Pharmaceutical Services, Inc.	33,922
820	Zimmer Biomet Holdings, Inc.	93,423
		15,811,898
	Industrials - 4.8%
373	Allegion plc	36,200
476	Allison Transmission Holdings, Inc.	19,702
553	AO Smith Corporation +	22,397
1,738	Arconic, Inc.	38,062
225	Carlisle Companies, Inc.	29,995
547	CH Robinson Worldwide, Inc. +	43,558
836	Copart, Inc. (a)	59,757
144	CoStar Group, Inc. (a)	73,388
1,822	CSX Corporation +	135,684

617	Cummins, Inc.	93,019
575	Dover Corporation	51,411
2,066	Equifax, Inc. +	249,779
687	Expeditors International of Washington, Inc.	47,808
2,294	Fastenal Company +	70,173
87,670	General Electric Company	827,604
703	HD Supply Holdings, Inc. (a)	29,167
340	Hexcel Corporation	24,749
216	Hubbell, Inc.	24,741
349	JB Hunt Transport Services, Inc.	29,714
3,661	Johnson Controls International plc	141,021
403	Kansas City Southern	45,652
531	KAR Auction Services, Inc.	29,853
115	Lennox International, Inc. +	30,373
325	Masco Corporation	11,349
2,851	Middleby Corporation (a) +	371,971
20,907	Nielsen Holdings plc	475,216
204	Nordson Corporation +	25,626
434	Owens Corning	21,036
976	PACCAR, Inc.	64,240
683	Pentair plc	23,782
585	Republic Services, Inc.	49,485
630	Rollins, Inc.	23,669
655	Sensata Technologies Holding plc (a) +	27,962
220	Snap-on, Inc. +	34,302
1,996	Southwest Airlines Company +	95,010
422	Spirit AeroSystems Holdings, Inc. - Class A	34,199
414	Toro Company	26,976
461	TransUnion	30,214
363	Union Pacific Corporation	60,541
982	United Parcel Service, Inc. - Class B	91,247
371	Verisk Analytics, Inc.	51,940
2,595	W.W. Grainger, Inc.	679,086
208	WABCO Holdings, Inc. (a)	27,229
533	Wabtec Corporation	33,249
1,684	Waste Management, Inc.	184,146
745	XPO Logistics, Inc. (a)	38,807
720	Xylem, Inc.	53,438
		4,688,527
	Information Technology - 6.8%
26,392	Advanced Micro Devices, Inc. (a) +	723,405
635	Akamai Technologies, Inc. (a)	47,854
189	Alliance Data Systems Corporation	25,988
560	Amdocs, Ltd.	33,275
184	Analog Devices, Inc.	17,778
5,735	Apple, Inc.	1,004,026
212	Arista Networks, Inc. (a)	51,852
278	Aspen Technology, Inc. (a)	31,584
448	Atlassian Corporation plc - Class A (a)	56,394
549	Booz Allen Hamilton Holding Corporation	34,680
1,551	Broadcom, Inc. +	390,294
463	Broadridge Financial Solutions, Inc.	57,815
1,121	Cadence Design Systems, Inc. (a)	71,262
622	CDK Global, Inc.	30,105
598	CDW Corporation	58,867
506	Check Point Software Technologies, Ltd. (a)	55,802

619	Ciena Corporation (a)	21,628
489	Citrix Systems, Inc.	46,025
2,308	Cognizant Technology Solutions Corporation - Class A	142,934
639	Dell Technologies, Inc. - Class C (a)	38,052
1,078	DXC Technology Company	51,248
200	Euronet Worldwide, Inc. (a)	31,008
220	Fidelity National Information Services, Inc.	26,466
752	Fiserv, Inc. (a) +	64,567
343	FleetCor Technologies, Inc. (a)	88,566
551	FLIR Systems, Inc. +	26,630
586	Fortinet, Inc. (a)	42,473
351	Gartner, Inc. (a) +	53,106
861	Hewlett Packard Enterprise Company	11,813
3,658	International Business Machines Corporation	464,528
142	IPG Photonics Corporation (a)	17,774
309	Jack Henry & Associates, Inc. +	40,547
1,373	Juniper Networks, Inc. +	33,790
372	Keysight Technologies, Inc. (a)	27,948
2,003	Marvell Technology Group, Ltd.	44,667
5,564	National Instruments Corporation +	214,715
558	Nutanix, Inc. - Class A (a)	15,663
1,188	NXP Semiconductors NV	104,734
3,954	Oracle Corporation	200,072
651	Palo Alto Networks, Inc. (a) +	130,291
215	Proofpoint, Inc. (a)	24,157
493	Qorvo, Inc. (a)	30,162
4,862	QUALCOMM, Inc.	324,879
1,092	Sabre Corporation +	22,146
1,009	Seagate Technology plc	42,227
299	Skyworks Solutions, Inc.	19,922
590	Splunk, Inc. (a)	67,254
640	SS&C Technologies Holdings, Inc.	35,616
48,623	Symantec Corporation	910,710
300	Tableau Software, Inc. - Class A (a)	33,741
717	Teradyne, Inc.	30,214
142	Trade Desk, Inc. - Class A (a) +	28,231
146	Tyler Technologies, Inc. (a) +	31,149
171	Universal Display Corporation +	25,125
424	VeriSign, Inc. (a)	82,672
314	VMware, Inc. - Class A (a)	55,572
1,139	Western Digital Corporation	42,394
1,747	Western Union Company +	33,892
173	WEX, Inc. (a)	32,687
1,211	Worldpay, Inc. - Class A (a) +	147,306
787	Xerox Corporation	24,090
210	Xilinx, Inc.	21,485
84	Zebra Technologies Corporation - Class A (a)	14,401
429	Zendesk, Inc. (a)	36,143
		6,746,401
	Materials - 2.7%
421	Albemarle Corporation +	26,649
251	AptarGroup, Inc.	28,431
349	Avery Dennison Corporation	36,317
17,178	Axalta Coating Systems, Ltd. (a)	403,856
1,332	Ball Corporation	81,772
522	Berry Global Group, Inc. (a)	24,544

126	Celanese Corporation	11,961
533	Crown Holdings, Inc. (a)	29,544
126	Ecolab, Inc.	23,195
537	FMC Corporation	39,443
429	International Flavors & Fragrances, Inc. +	58,095
580	Linde plc	104,719
250	Martin Marietta Materials, Inc.	52,625
43,173	Newmont Mining Corporation	1,428,594
946	PPG Industries, Inc.	98,999
521	RPM International, Inc.	27,884
620	Sealed Air Corporation	25,978
332	Sherwin-Williams Company	139,257
529	Vulcan Materials Company	66,077
		2,707,940
	Real Estate - 8.0%
449	Alexandria Real Estate Equities, Inc.	65,738
2,996	American Tower Corporation +	625,475
555	AvalonBay Communities, Inc.	112,671
623	Boston Properties, Inc.	81,507
384	Camden Property Trust	39,690
4,323	Crown Castle International Corporation	562,033
3,144	Digital Realty Trust, Inc. +	370,112
1,444	Duke Realty Corporation	43,450
443	Equinix, Inc.	215,205
1,468	Equity Residential	112,405
509	Essex Property Trust, Inc.	148,496
10,064	Extra Space Storage, Inc. +	1,078,458
298	Federal Realty Investment Trust	38,958
17,633	HCP, Inc.	559,142
2,951	Host Hotels & Resorts, Inc.	53,443
1,200	Invitation Homes, Inc.	30,756
1,142	Iron Mountain, Inc.	35,002
184	Jones Lang LaSalle, Inc.	22,899
16,538	Kimco Realty Corporation	287,761
592	Liberty Property Trust	28,102
563	Macerich Company	20,454
457	Mid-America Apartment Communities, Inc.	52,180
648	National Retail Properties, Inc. +	34,687
2,521	Prologis, Inc.	185,722
4,555	Public Storage	1,083,544
1,678	Realty Income Corporation	117,594
635	Regency Centers Corporation	41,885
1,449	SBA Communications Corporation (a)	313,578
1,234	Simon Property Group, Inc.	200,019
338	SL Green Realty Corporation	29,068
1,094	UDR, Inc.	48,989
10,994	Ventas, Inc.	706,914
3,874	VEREIT, Inc.	34,401
698	Vornado Realty Trust	46,229
4,400	Welltower, Inc.	357,368
2,995	Weyerhaeuser Company	68,286
654	W.P. Carey, Inc.	54,289
		7,906,510
	Utilities - 8.6%
2,818	American Water Works Company, Inc. +	318,490
6,778	Aqua America, Inc. +	268,002

1,106	Atmos Energy Corporation	112,590
2,012	CenterPoint Energy, Inc. +	57,221
4,780	CMS Energy Corporation	268,206
18,342	Consolidated Edison, Inc.	1,582,914
6,032	Dominion Energy, Inc.	453,486
18,190	Edison International	1,079,940
12,677	Eversource Energy	936,070
12,897	Exelon Corporation	620,088
782	MDU Resources Group, Inc.	19,300
4,174	NextEra Energy, Inc.	827,329
1,495	NiSource, Inc. +	41,636
42,280	PG&E Corporation (a)	722,988
450	Pinnacle West Capital Corporation	42,260
2,900	PPL Corporation +	86,304
3,499	Public Service Enterprise Group, Inc.	205,601
6,366	Sempra Energy +	836,811
706	UGI Corporation	36,437
		8,515,673
	TOTAL COMMON STOCKS (Cost $95,706,058)	98,561,990

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
98,724	Invesco Government & Agency Portfolio - Institutional Class, 2.30%*	98,724
	TOTAL SHORT-TERM INVESTMENTS (Cost $98,724)	98,724

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.4%
	Private Funds - 15.4%
15,181,104	Mount Vernon Liquid Assets Portfolio, LLC, 2.57%*	15,181,104
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING^ (Cost $15,181,104)	15,181,104

	Total Investments (Cost $110,985,886) - 115.2%	113,841,818
	Liabilities in Excess of Other Assets - (15.2)%	(15,034,553)
	TOTAL NET ASSETS - 100.0%	$98,807,265

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	+ All or a portion of this security is on loan as of May 31, 2019. The total value of securities on loan is $14,781,841.
	* Rate shown is the annualized seven-day yield as of May 31, 2019.
	^ Investments purchased with cash proceeds from securities lending collateral. As of May 31, 2019, total cash collateral has a value of $15,181,104.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Nationwide Maximum Diversification U.S. Core Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$98,561,990	$-	$-	$98,561,990
Short-Term Investments	98,724	-	-	98,724
Investment Purchased with Proceeds from Securities Lending	-	15,181,104	-	15,181,104
Total Investments in Securities	$98,660,714	$15,181,104	$-	$113,841,818

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 97.7%
	BRAZIL - 7.5%
	Consumer Discretionary - 1.7%
7,900	B2W Cia Digital (a)	$63,653
9,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,914
15,000	Estacio Participacoes SA	113,236
30,200	Kroton Educacional SA	79,234
6,930	Lojas Renner SA	77,896
1,300	Magazine Luiza SA	64,831
		438,764
	Consumer Staples - 0.6%
16,000	Ambev SA	71,817
4,600	M Dias Branco SA	45,478
1,700	Raia Drogasil SA	30,049
		147,344
	Energy - 0.5%
14,300	Petroleo Brasileiro SA	103,495
3,100	Ultrapar Participacoes SA	16,290
		119,785
	Financials - 1.2%
5,100	B3 SA - Brasil Bolsa Balcao	47,594
4,560	Banco Bradesco SA	37,767
8,000	Banco do Brasil SA	105,559
10,100	BB Seguridade Participacoes SA	77,174
1,900	IRB Brasil Resseguros SA	49,616
		317,710
	Health Care - 0.8%
4,800	Hypera SA	36,910
17,100	Odontoprev SA	71,206
18,300	Qualicorp Consultoria e Corretora de Seguros SA	93,594
		201,710
	Industrials - 0.8%
12,900	CCR SA	44,094
21,484	Embraer SA	103,787
7,700	Localiza Rent a Car SA	74,946
		222,827
	Information Technology - 0.4%
25,900	Cielo SA	44,397
7,900	Linx SA	69,325
		113,722
	Materials - 0.8%
25,088	Suzano SA	206,503
	Utilities - 0.7%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	22,670
5,300	Cia de Saneamento de Minas Gerais-COPASA	83,215
11,400	Transmissora Alianca de Energia Eletrica SA	76,507
		182,392
		1,950,757
	CHILE - 0.7%
	Consumer Discretionary - 0.2%
9,057	SACI Falabella	54,827
	Energy - 0.2%
4,784	Empresas COPEC SA	49,667
	Financials - 0.3%
487,087	Banco de Chile	70,174
		174,668

	CHINA - 9.9%
	Communication Services - 1.2%
2,012	Autohome, Inc. - ADR (a)	172,831
132,000	China Telecom Corporation, Ltd. - H-Shares	66,332
334	NetEase, Inc. - ADR	83,036
		322,199
	Consumer Discretionary - 3.4%
34,000	ANTA Sports Products, Ltd.	208,149
1,128	Ctrip.com International, Ltd. - ADR (a)	38,984
1,940,000	HengTen Networks Group, Ltd. (a)	48,002
105,000	Li Ning Company, Ltd.	173,827
22,100	Shenzhou International Group Holdings, Ltd.	260,586
4,658	TAL Education Group - ADR (a)	160,282
		889,830
	Consumer Staples - 1.7%
135,000	Dali Foods Group Company, Ltd.	96,595
7,000	Hengan International Group Company, Ltd.	51,336
110,000	Tingyi Cayman Islands Holding Corporation	178,738
102,000	Uni-President China Holdings, Ltd.	108,368
		435,037
	Financials - 0.7%
1,875	Fanhua, Inc. - ADR	55,256
42,000	PICC Property & Casualty Company, Ltd.	45,372
125,000	Postal Savings Bank of China Company, Ltd. - H-Shares +	74,772
		175,400
	Health Care - 1.2%
40,000	3SBio, Inc. +	65,200
1,173	BeiGene, Ltd. - ADR (a)	138,333
36,000	CSPC Pharmaceutical Group, Ltd.	58,037
12,000	Sinopharm Group Company, Ltd. - H-Shares +	45,073
		306,643
	Information Technology - 0.9%
151,500	Meitu, Inc. (a)	51,205
75,500	Semiconductor Manufacturing International Corporation (a) +	90,805
3,000	Silergy Corporation	42,515
88,000	Xinyi Solar Holdings, Ltd.	48,262
		232,787
	Real Estate - 0.2%
23,000	China Evergrande Group +	61,163
	Utilities - 0.6%
16,600	ENN Energy Holdings, Ltd.	149,262
		2,572,321
	GREECE - 1.8%
	Consumer Discretionary - 0.3%
7,021	OPAP SA	73,349
	Energy - 0.4%
3,982	Motor Oil Hellas Corinth Refineries SA	101,172
	Financials - 1.1%
62,036	Alpha Bank AE (a)	116,830
123,619	Eurobank Ergasias SA (a)	120,536
18,474	National Bank of Greece SA (a)	48,749
		286,115
		460,636

	HONG KONG - 5.9%
	Communication Services - 2.0%
750,000	Alibaba Pictures Group, Ltd. (a)	155,920
58,000	China Communications Services Corporation, Ltd. - H-Shares	43,423
29,000	China Mobile, Ltd.	253,176
48,000	China Unicom Hong Kong, Ltd.	50,629
		503,148
	Consumer Discretionary - 0.4%
194,000	China First Capital Group, Ltd. (a)	59,384
376,000	GOME Retail Holdings, Ltd. (a)	36,926
		96,310
	Consumer Staples - 0.5%
18,000	China Mengniu Dairy Company, Ltd.	65,773
16,000	China Resources Beer Holdings Company, Ltd.	69,995
		135,768
	Financials - 0.3%
21,000	BOC Hong Kong Holdings, Ltd.	80,619
	Health Care - 0.6%
64,000	Alibaba Health Information Technology, Ltd. (a)	60,649
76,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H-Shares	66,108
36,000	Sino Biopharmaceutical, Ltd.	36,319
		163,076
	Industrials - 0.3%
390,000	Fullshare Holdings, Ltd. (a) +	36,311
23,000	Sinotruk Hong Kong, Ltd.	43,591
		79,902
	Information Technology - 0.1%
52,000	Lenovo Group, Ltd.	36,145
	Utilities - 1.7%
26,400	China Gas Holdings, Ltd.	84,851
40,000	China Resources Gas Group, Ltd.	191,569
46,000	China Water Affairs Group, Ltd.	44,589
56,000	Guangdong Investment, Ltd.	110,135
		431,144
		1,526,112
	HUNGARY - 0.4%
	Energy - 0.2%
4,443	MOL Hungarian Oil & Gas plc	49,924
	Financials - 0.2%
1,414	OTP Bank Nyrt	58,927
		108,851
	INDIA - 23.3%
	Communication Services - 2.0%
14,894	Bharti Airtel, Ltd.	74,543
37,382	Bharti Infratel, Ltd.	144,290
2,897	Info Edge India, Ltd.	85,354
761,157	Vodafone Idea, Ltd. (a)	152,360
11,530	Zee Entertainment Enterprises, Ltd.	59,138
		515,685
	Consumer Discretionary - 1.9%
1,012	Bajaj Auto, Ltd.	42,488
5,412	Balkrishna Industries, Ltd.	60,460
188	Bosch, Ltd.	47,809
132	Eicher Motors, Ltd.	37,782
7,176	Future Retail, Ltd. (a)	46,300
1,152	Hero MotoCorporation, Ltd.	44,305
7,896	Mahindra & Mahindra, Ltd.	73,311
828	Maruti Suzuki India, Ltd.	81,620
126	Page Industries, Ltd.	35,721
1,888	Titan Company, Ltd.	33,478
		503,274
	Consumer Staples - 2.4%
2,156	Avenue Supermarts, Ltd. (a)	40,932
1,270	Dabur India, Ltd.	7,215

14,812	Hindustan Unilever, Ltd.	380,123
3,744	United Breweries, Ltd.	72,236
15,900	United Spirits, Ltd. (a)	126,406
		626,912
	Energy - 1.9%
33,668	Hindustan Petroleum Corporation, Ltd.	156,646
16,982	Reliance Industries, Ltd.	324,123
		480,769
	Financials - 5.8%
14,088	Axis Bank, Ltd.	163,397
1,990	Bajaj Finance, Ltd.	99,002
915	Bajaj Finserv, Ltd.	107,503
49,416	Bank of Baroda (a)	94,484
4,020	Cholamandalam Investment and Finance Company, Ltd.	88,411
18,938	City Union Bank, Ltd.	57,609
59,208	Federal Bank, Ltd.	91,202
17,765	GRUH Finance, Ltd.	80,972
2,913	Housing Development Finance Corporation, Ltd.	91,232
4,761	Indiabulls Housing Finance, Ltd.	53,734
12,972	Max Financial Services, Ltd. (a)	83,779
5,825	Muthoot Finance, Ltd.	54,387
121,521	Punjab National Bank (a)	140,630
26,366	REC, Ltd.	54,687
24,842	State Bank of India (a)	125,651
47,989	Yes Bank, Ltd.	101,774
		1,488,454
	Health Care - 3.6%
5,505	Apollo Hospitals Enterprise, Ltd.	97,855
1,988	Aurobindo Pharma, Ltd.	19,181
14,484	Biocon, Ltd.	112,624
10,711	Cipla, Ltd.	85,891
3,500	Divi’s Laboratories, Ltd.	79,967
1,573	Dr Reddy’s Laboratories, Ltd.	60,453
8,687	Glenmark Pharmaceuticals, Ltd.	67,978
6,012	Jubilant Life Sciences, Ltd.	42,723
9,804	Lupin, Ltd.	104,882
942	Piramal Enterprises, Ltd.	30,047
41,138	Sun Pharmaceutical Industries, Ltd.	241,929
		943,530
	Industrials - 0.7%
38,846	Ashok Leyland, Ltd.	49,525
5,256	InterGlobe Aviation, Ltd.	126,423
		175,948
	Information Technology - 4.1%
7,200	HCL Technologies, Ltd.	112,874
34,920	Infosys, Ltd.	369,662
4,386	Mindtree, Ltd.	61,544
4,476	Mphasis, Ltd.	63,831
7,512	Tata Consultancy Services, Ltd.	236,766
7,528	Tech Mahindra, Ltd.	82,132
1,570	Wipro, Ltd.	6,452
2,506	WNS Holdings, Ltd. - ADR (a)	138,682
		1,071,943
	Materials - 0.4%
4,860	Asian Paints, Ltd.	98,140
	Utilities - 0.5%
17,928	Indraprastha Gas, Ltd.	86,629
17,520	Power Grid Corporation of India, Ltd.	47,589
		134,218
		6,038,873

	INDONESIA - 3.0%
	Communication Services - 0.8%
780,500	Telekomunikasi Indonesia Persero Tbk PT	213,274
	Consumer Discretionary - 0.3%
120,000	Astra International Tbk PT	62,638
102,000	Matahari Department Store Tbk PT	26,800
		89,438
	Consumer Staples - 0.1%
63,200	Charoen Pokphand Indonesia Tbk PT	21,698
	Energy - 0.5%
67,800	United Tractors Tbk PT	120,422
	Financials - 0.9%
75,400	Bank Central Asia Tbk PT	153,732
248,300	Bank Rakyat Indonesia Persero Tbk PT	71,328
		225,060
	Materials - 0.1%
45,500	Indah Kiat Pulp & Paper Corporation Tbk PT	24,707
	Utilities - 0.3%
539,400	Perusahaan Gas Negara Tbk PT	77,853
		772,452
	MALAYSIA - 3.1%
	Consumer Discretionary - 0.2%
56,700	Genting Malaysia Bhd	42,486
	Consumer Staples - 0.5%
2,200	Nestle Malaysia Bhd	77,175
54,600	Sime Darby Plantation Bhd	60,717
		137,892
	Energy - 0.4%
145,900	Dialog Group Bhd	115,592
	Financials - 0.8%
36,000	CIMB Group Holdings Bhd	45,274
30,000	Malayan Banking Bhd	64,575
16,200	Public Bank Bhd	91,235
		201,084
	Health Care - 0.3%
72,200	Top Glove Corporation Bhd	87,008
	Industrials - 0.9%
118,300	Gamuda Bhd	98,524
39,200	Malaysia Airports Holdings Bhd	68,662
103,800	Sime Darby Bhd	57,467
		224,653
		808,715
	MEXICO - 3.0%
	Communication Services - 0.8%
106,080	America Movil SAB de CV - Series L	74,916
30,976	Grupo Televisa SAB	57,714
15,408	Megacable Holdings SAB de CV	63,529
		196,159
	Consumer Staples - 0.5%
15,304	Fomento Economico Mexicano SAB de CV	142,415
	Financials - 1.5%
4,148	Grupo Elektra SAB de CV	254,991
23,328	Grupo Financiero Banorte SAB de CV - O Shares	127,039
		382,030
	Industrials - 0.2%
61,096	Alfa SAB de CV - Series A	55,920
		776,524

	PHILIPPINES - 2.6%
	Communication Services - 0.5%
5,324	PLDT, Inc.	137,793
	Consumer Discretionary - 0.6%
27,850	Jollibee Foods Corporation	153,770
	Consumer Staples - 0.3%
25,960	Universal Robina Corporation	83,114
	Financials - 0.4%
2,260	Ayala Corporation	39,818
38,460	Bank of the Philippine Islands	59,576
		99,394
	Industrials - 0.3%
4,200	SM Investments Corporation	75,850
	Real Estate - 0.4%
54,500	Ayala Land, Inc.	51,720
66,000	SM Prime Holdings, Inc.	50,359
		102,079
	Utilities - 0.1%
4,100	Manila Electric Company	30,262
		682,262
	POLAND - 0.3%
	Energy - 0.3%
2,760	Polski Koncern Naftowy ORLEN SA	69,533
		69,533
	REPUBLIC OF KOREA - 10.9%
	Communication Services - 1.1%
6,816	LG Uplus Corporation	79,841
420	NAVER Corporation	39,323
204	NCSoft Corporation	81,709
408	SK Telecom Company, Ltd.	85,821
		286,694
	Consumer Discretionary - 2.6%
91	CJ ENM Company, Ltd.	14,641
1,654	Fila Korea, Ltd.	108,332
2,534	Hanon Systems	24,683
2,118	HLB, Inc. (a)	124,850
516	Hyundai Mobis Company, Ltd.	94,022
936	Hyundai Motor Company	105,711
2,244	Kia Motors Corporation	74,147
1,688	Woongjin Coway Company, Ltd.	113,535
		659,921
	Consumer Staples - 1.1%
528	BGF retail Company, Ltd.	82,687
204	E-MART, Inc.	24,667
79	LG Household & Health Care, Ltd.	84,778
1,178	Orion Corporation	85,068
		277,200
	Financials - 1.9%
2,014	DB Insurance Company, Ltd.	104,007
1,440	Hana Financial Group, Inc.	43,893
1,365	Hyundai Marine & Fire Insurance Company, Ltd.	35,245
3,223	Meritz Fire & Marine Insurance Company, Ltd.	59,134
312	Samsung Fire & Marine Insurance Company, Ltd.	70,998
981	Samsung Life Insurance Company, Ltd.	66,559
1,488	Shinhan Financial Group Company, Ltd.	55,539
4,769	Woori Financial Group, Inc. (a)	55,663
		491,038

	Health Care - 1.8%
501	Celltrion, Inc. (a)	79,931
804	Celltrion Pharmaceutical, Inc. (a)	34,499
162	Hanmi Pharmaceutical Company, Ltd.	55,569
1,224	Hanmi Science Company, Ltd.	70,815
393	Helixmith Company, Ltd. (a)	64,284
275	Medy-Tox, Inc.	103,497
138	Samsung Biologics Company, Ltd. (a)	34,764
759	SillaJen, Inc. (a)	35,053
		478,412
	Industrials - 1.8%
795	Hyundai Elevator Company, Ltd.	53,472
693	Hyundai Glovis Company, Ltd.	94,561
3,408	Hyundai Rotem Company, Ltd. (a)	54,945
4,326	Korea Aerospace Industries, Ltd.	120,419
1,227	S-1 Corporation	98,910
76	Samsung C&T Corporation	5,890
192	SK Holdings Company, Ltd.	37,323
		465,520
	Information Technology - 0.6%
305	Samsung SDS Company, Ltd.	53,015
2,043	SK Hynix, Inc.	112,023
		165,038
		2,823,823
	RUSSIAN FEDERATION - 0.9%
	Communication Services - 0.1%
1,060	Yandex NV - A Shares (a)	38,075
	Consumer Staples - 0.2%
1,068	Magnit PJSC	61,293
	Industrials - 0.3%
43,900	Aeroflot PJSC	63,214
	Materials - 0.3%
61,560	Alrosa PJSC	83,304
		245,886
	SOUTH AFRICA - 2.4%
	Materials - 2.4%
24,568	AngloGold Ashanti, Ltd.	328,553
45,161	Gold Fields, Ltd.	203,011
104,076	Sibanye Gold, Ltd. (a)	98,374
		629,938
		629,938
	TAIWAN - 11.8%
	Communication Services - 2.0%
24,000	Chunghwa Telecom Company, Ltd.	85,409
83,000	Far EasTone Telecommunications Company, Ltd.	206,105
60,000	Taiwan Mobile Company, Ltd.	223,962
		515,476
	Consumer Discretionary - 1.4%
6,000	Eclat Textile Company, Ltd.	77,912
8,000	Feng TAY Enterprise Company, Ltd.	60,482
10,000	Giant Manufacturing Company, Ltd.	71,016
7,000	Makalot Industrial Company, Ltd.	45,947
5,000	Nien Made Enterprise Company, Ltd.	36,457
102,000	Tatung Company, Ltd. (a)	70,178
		361,992
	Consumer Staples - 1.2%
16,000	President Chain Store Corporation	152,345
4,000	TCI Company, Ltd.	63,519
36,000	Uni-President Enterprises Corporation	92,584
		308,448

	Financials - 1.4%
63,000	Cathay Financial Holding Company, Ltd.	81,310
108,000	CTBC Financial Holding Company, Ltd.	71,573
74,000	First Financial Holding Company, Ltd.	52,903
48,000	Fubon Financial Holding Company, Ltd.	65,670
94,000	Mega Financial Holding Company, Ltd.	92,179
		363,635
	Health Care - 0.4%
10,000	PharmaEssentia Corporation (a)	37,643
2,000	St Shine Optical Company, Ltd.	34,227
7,000	TaiMed Biologics, Inc. (a)	30,779
		102,649
	Information Technology - 4.4%
32,000	Accton Technology Corporation	124,002
66,000	E Ink Holdings, Inc.	66,809
62,400	Hon Hai Precision Industry Company, Ltd.	145,872
1,000	Largan Precision Company, Ltd.	119,257
12,000	MediaTek, Inc.	118,055
18,000	Radiant Opto-Electronics Corporation	56,940
2,408	Silicon Motion Technology Corporation - ADR	91,769
44,000	Taiwan Semiconductor Manufacturing Company, Ltd.	327,781
89,000	Unimicron Technology Corporation	84,319
		1,134,804
	Materials - 1.0%
106,000	China Steel Corporation	81,480
34,000	Formosa Plastics Corporation	118,845
55,000	Taiwan Cement Corporation	74,638
		274,963
		3,061,967
	THAILAND - 8.5%
	Communication Services - 1.3%
32,400	Advanced Info Service pcl	197,589
29,100	Total Access Communication pcl - NVDR	45,056
608,300	True Corporation pcl +	94,568
		337,213
	Consumer Discretionary - 0.4%
189,400	Home Product Center pcl	101,141
	Consumer Staples - 2.2%
60,800	Berli Jucker pcl	85,972
63,000	Charoen Pokphand Foods pcl	55,241
135,100	CP ALL PCL	340,444
148,800	Thai Union Group pcl	85,102
		566,759
	Energy - 0.5%
3,500	PTT Exploration & Production pcl - NVDR	13,879
60,000	PTT PCL	87,685
23,800	Thai Oil pcl	44,558
		146,122
	Financials - 1.2%
13,800	Bangkok Bank pcl	85,684
13,200	Kasikornbank pcl	78,205
9,600	Siam Commercial Bank pcl	39,283
21,600	Tisco Financial Group pcl	60,232
986,400	TMB Bank pcl	58,908
		322,312
	Health Care - 0.8%
127,300	Bangkok Dusit Medical Services pcl	102,573
18,000	Bumrungrad Hospital pcl	95,268
		197,841
	Industrials - 0.8%
43,900	Airports of Thailand pcl	88,431
331,400	Bangkok Expressway & Metro pcl	118,330
		206,761

	Materials - 0.4%
66,900	Indorama Ventures pcl	97,240
	Real Estate - 0.3%
37,600	Central Pattana pcl	84,651
	Utilities - 0.6%
90,900	Energy Absolute pcl - NVDR	154,384
		2,214,424
	TURKEY - 1.7%
	Consumer Staples - 0.2%
3,688	BIM Birlesik Magazalar AS	50,369
	Energy - 0.3%
3,866	Tupras Turkiye Petrol Rafinerileri AS	86,785
	Industrials - 1.0%
18,098	KOC Holding AS	50,334
11,867	TAV Havalimanlari Holding AS	51,733
12,833	Tekfen Holding AS	54,713
45,638	Turk Hava Yollari AO (a)	97,679
		254,459
	Materials - 0.2%
39,380	Eregli Demir ve Celik Fabrikalari TAS	48,924
		440,537
	TOTAL COMMON STOCKS (Cost $26,917,427)	25,358,279

	PREFERRED STOCKS - 2.1%
	BRAZIL - 2.1%
	Communication Services - 0.1%
1,800	Telefonica Brasil SA	22,146
	Energy - 0.7%
27,000	Petroleo Brasileiro SA	176,234
	Financials - 0.7%
3,720	Banco Bradesco SA	35,020
12,300	Banco do Estado do Rio Grande do Sul SA - Class B	74,313
4,500	Itau Unibanco Holding SA	40,340
12,200	Itausa - Investimentos Itau SA	38,554
		188,227
	Utilities - 0.6%
9,300	Cia Energetica de Minas Gerais	35,067
5,000	Cia Energetica de Sao Paulo	34,105
6,500	Cia Paranaense de Energia	79,839
		149,011
		535,618
	TOTAL PREFERRED STOCKS (Cost $498,068)	535,618

	RIGHTS - 0.00% #
	CHINA - 0.00% #
	Information Technology - 0.00% #
8,800	Xinyi Solar Holdings, Ltd. Rights	2,189
	TOTAL RIGHTS (Cost $0.00)	2,189

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
35,098	Invesco Government & Agency Portfolio - Institutional Class, 2.30%*	35,098
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,098)	35,098

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
	Repurchase Agreements - 0.9%
$ 243,246	RBC Dominion Securities, Inc. - 2.50%, dated 5/31/2019, matures 6/03/2019, repurchase price $243,263 (collateralized by various U.S. government obligations: Total Value $248,111)	243,246
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ^ (Cost $243,246)	243,246

	Total Investments (Cost $27,693,839) - 100.8%	26,174,430
	Liabilities in Excess of Other Assets - (0.8)%	(218,660)
	TOTAL NET ASSETS - 100.0%	$25,955,770

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
+	All or a portion of this security is on loan as of May 31, 2019. The total value of securities on loan is $410,783.
#	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of May 31, 2019.
^
Investments purchased with cash proceeds from securities lending collateral. As of May 31, 2019, total cash collateral has a value of $243,246. In addition, total non-cash collateral has a value of $196,618.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may     include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Nationwide Maximum Diversification Emerging Markets Core Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,358,279	$-	$-	$25,358,279
Preferred Stocks	535,618	-	-	535,618
Rights	-	2,189	-	2,189
Short-Term Investments	35,098	-	-	35,098
Investments Purchased with Proceeds from Securities Lending	-	243,246	-	243,246
Total Investments in Securities	$25,928,995	$245,435	$-	$26,174,430

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.